Summary of Significant Accounting Policies - Income Taxes (Details) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017	Mar. 31, 2020
Income Taxes
Unrecognized tax benefits	$ 0	$ 0		$ 0
Unrecognized tax benefits interest and penalties accrued	0	0		0
Deferred tax liabilities relating to expenses deferred for income tax purposes	$ 102,777	$ 101,521		$ 0
U.S. corporate income tax rate	21.00%	21.00%	35.00%